Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [abstract]
Allowance for credit losses for debt securities measured at FVOCI	$ 20	$ 23